Lease financing (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Obligation with Joint and Several Liability Arrangement [Line Items]
Lease financing – short term	$ 48,178	$ 52,145
Lease financing – long term	314,433	369,831
Capital Lease Obligations [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
June 30, 2021	56,227
June 30, 2022	55,529
June 30, 2023	54,825
June 30, 2024	58,454
June 30, 2025	47,899
June 30, 2026 and thereafter	124,592
Total bareboat lease minimum payments	397,526
Unamortized debt issuance costs	(3,021)	$ (3,936)
Total bareboat lease minimum payments, net	394,505
Excluding bareboat lease interest	(31,894)
Lease financing – short term	48,178
Lease financing – long term	$ 314,433